17. Taxes (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Net income before income taxes		$ (226)	$ 12,003	$ 10,827
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		77	(4,081)	(3,681)
Tax benefits from the deduction of interest on capital distribution		(16)	728	553
Different jurisdictional tax rates for companies abroad		1,874	1,056	355
Brazilian income taxes on income of companies incorporated outside Brazil	[1]	(743)	(175)	(41)
Tax incentives		(9)	443	74
Tax loss carryforwards (unrecognized tax losses)		(428)	(682)	(484)
Agreement with US authorities				(293)
Non-taxable income (non-deductible expenses), net	[2]	(280)	(1,556)	(780)
Expenses with post-employment medical benefits	[3]	559	(417)	(367)
Results of equity-accounted investments in Brazil and abroad		49	53	184
Others		91	431	224
Income taxes expense		1,174	(4,200)	(4,256)
Deferred income taxes		1,743	(2,798)	(370)
Current income taxes		(569)	(1,402)	(3,886)
Total		$ (1,174)	$ 4,200	$ 4,256
Effective tax rate of income taxes		519.50%	35.00%	39.30%

[1]	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
[2]	It includes provisions for legal proceedings.
[3]	This plan was revised in 2020, as set out in note 19.5.